SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2014
Equipment and office furniture [Member]
PROPERTY, EQUIPMENT AND SOFTWARE, NET [Line Items]
Estimated useful life	5 years
Mask and tooling [Member]
PROPERTY, EQUIPMENT AND SOFTWARE, NET [Line Items]
Estimated useful life	2 years
Motor vehicles [Member]
PROPERTY, EQUIPMENT AND SOFTWARE, NET [Line Items]
Estimated useful life	5 years
Purchased software [Member] | Minimum [Member]
PROPERTY, EQUIPMENT AND SOFTWARE, NET [Line Items]
Estimated useful life	3 years
Purchased software [Member] | Maximum [Member]
PROPERTY, EQUIPMENT AND SOFTWARE, NET [Line Items]
Estimated useful life	5 years